CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Schedule of Condensed Balance Sheets) (Parenthetical) (Details) - $ / shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, shares authorized	1,000,000,000
Class A Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00005	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	700,000,000	700,000,000	700,000,000
Ordinary shares, shares issued	420,001,792	350,804,532	333,787,552
Ordinary shares, shares outstanding	420,001,792	350,804,532	333,787,552
Class B Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00005	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	300,000,000	300,000,000	300,000,000
Ordinary shares, shares issued	10,000,099	74,400,299	74,400,299
Ordinary shares, shares outstanding	10,000,099	74,400,299	74,400,299
Parent Company [Member] | Class A Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00005	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	700,000,000	700,000,000	700,000,000
Ordinary shares, shares issued	420,001,792	350,804,532	333,787,552
Ordinary shares, shares outstanding	420,001,792	350,804,532	333,787,552
Parent Company [Member] | Class B Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00005	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	300,000,000	300,000,000	300,000,000
Ordinary shares, shares issued	10,000,099	74,400,299	74,400,299
Ordinary shares, shares outstanding	10,000,099	74,400,299	74,400,299